Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and equipment, gross	$ 19,130	$ 16,388
Less: accumulated depreciation	(14,596)	(12,315)
Property and equipment, net	4,534	4,073
Computer hardware
Property and Equipment, Net
Property and equipment, gross	$ 14,379	11,750
Estimated useful life (years)	3 years
Furniture/fixtures
Property and Equipment, Net
Property and equipment, gross	$ 2,055	1,962
Furniture/fixtures | Minimum
Property and Equipment, Net
Estimated useful life (years)	5 years
Furniture/fixtures | Maximum
Property and Equipment, Net
Estimated useful life (years)	7 years
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	$ 2,678	2,658
Leasehold improvements | Minimum
Property and Equipment, Net
Estimated useful life (years)	1 year
Leasehold improvements | Maximum
Property and Equipment, Net
Estimated useful life (years)	5 years
Other
Property and Equipment, Net
Property and equipment, gross	$ 18	$ 18